RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Total amounts due to related parties	$ 72,000	$ 163,000
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	(58,000)	0
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	99,000	107,000
Directors [Member]
Statement [Line Items]
Due To Related Parties	$ 31,000	$ 56,000